Convertible Preferred Stock and Preferred Stock Warrants - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Jul. 02, 2020	Jul. 01, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Preferred Stock and Preferred Stock Warrants
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)	31,557,107	31,557,107	31,557,107	31,557,107
Convertible preferred stock, outstanding (shares)			0	0	0	0	0	31,557,107	31,557,107	31,557,107	24,445,555	15,671,730
Convertible preferred stock, authorized (shares)				0						31,557,107
Convertible preferred stock, par value (usd per share)				$ 0.00001						$ 0.00001
Preferred stock, dividend rate				8.00%
Aggregate minimum gross proceeds for conversion of preferred stock				$ 50.0